LONG-TERM INCENTIVE COMPENSATION - Number of Awards, Weighted-average Grant-date Fair Value (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 02, 2021	Dec. 28, 2019	Dec. 29, 2018
Performance Units (PS)
Number of awards
Unvested at December 28, 2019	427,500
Granted at target	116,900
Adjustments for above-target performance	109,600
Vested	(245,800)
Forfeited/cancelled	(51,600)
Unvested at January 2, 2021	356,600	427,500
Fair value	$ 20.4	$ 25.6	$ 11.9
Weighted-average grant-date fair value
Weighted-average grant-date fair value unvested, beginning balance	$ 101.61
Weighted-average grant-date fair value, granted at target	115.07	$ 104.43	$ 120.25
Weighted-average grant-date fair value, adjustment for above-target performance	83.05
Weighted-average grant-date fair value, vested	83.05
Weighted-average grant-date fair value, forfeited/cancelled	112.90
Weighted-average grant-date fair value unvested, ending balance	$ 112.31	$ 101.61
Market-leveraged stock units (MSUs)
Number of awards
Unvested at December 28, 2019	263,400
Granted at target	114,700
Adjustments for above-target performance	69,000.0
Vested	(177,200)
Forfeited/cancelled	(34,000.0)
Unvested at January 2, 2021	235,900	263,400
Fair value	$ 17.6	$ 15.9	$ 24.0
Weighted-average grant-date fair value
Weighted-average grant-date fair value unvested, beginning balance	$ 115.71
Weighted-average grant-date fair value, granted at target	94.55	$ 135.85	$ 117.75
Weighted-average grant-date fair value, adjustment for above-target performance	92.88
Weighted-average grant-date fair value, vested	99.36
Weighted-average grant-date fair value, forfeited/cancelled	112.57
Weighted-average grant-date fair value unvested, ending balance	$ 110.89	$ 115.71
Restricted Stock Units (RSUs)
Number of awards
Unvested at December 28, 2019	59,700
Granted at target	32,700
Vested	(40,400)
Forfeited/cancelled	(600)
Unvested at January 2, 2021	51,400	59,700
Fair value	$ 3.8	$ 4.4	$ 5.1
Weighted-average grant-date fair value
Weighted-average grant-date fair value unvested, beginning balance	$ 97.56
Weighted-average grant-date fair value, granted at target	111.71	$ 107.18	$ 106.44
Weighted-average grant-date fair value, vested	93.70
Weighted-average grant-date fair value, forfeited/cancelled	109.24
Weighted-average grant-date fair value unvested, ending balance	$ 109.47	$ 97.56